DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, INTERMEX HOLDINGS, INC., Impact of Restatements (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Feb. 01, 2017	Jan. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 27, 2015
Consolidated Balance Sheet [Abstract]
Total assets			$ 176,580,539			$ 176,580,539			$ 176,259,327	$ 176,259,327	$ 470,536
Accumulated deficit			(268,841)			(268,841)			(189,155)	(189,155)	(3,808)
Total stockholders' equity			5,000,002			5,000,002		$ (2,187)	5,000,008	5,000,008	21,192	$ (2,187)		$ 0
Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Provision for income tax (benefit) expense			(144,675)	$ (109,457)		(245,412)	$ (109,457)	0		(436,721)	0
Net income			(50,445)	124,945		(79,686)	(40,145)	(2,187)		(185,347)	(1,621)
Consolidated Statements of Changes in Stockholder's Equity [Abstract]
Accumulated deficit			(268,841)			(268,841)			(189,155)	(189,155)	(3,808)
Total Stockholders' Equity			5,000,002			5,000,002		(2,187)	5,000,008	5,000,008	21,192	(2,187)		$ 0
Consolidated Statements of Cash Flows [Abstract]
Net income			(50,445)	124,945		(79,686)	(40,145)	(2,187)		(185,347)	(1,621)
Net cash provided by operating activities						(1,359,473)	$ (366,555)	(300)		(667,720)	(622)
Intermex Holdings, Inc. and Subsidiaries [Member]
Consolidated Balance Sheet [Abstract]
Intangible assets, net		$ 62,660,000	42,503,932			42,503,932			48,741,032	48,741,032
Deferred tax asset, net			2,779,388			2,779,388			1,748,854	1,748,854
Total assets			224,781,284			224,781,284			216,052,911	216,052,911
Accumulated deficit			(8,868,870)			(8,868,870)			(10,173,453)	(10,173,453)
Total stockholders' equity		64,410,000	37,904,198			37,904,198			35,902,119	35,902,119
Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Depreciation and amortization			3,818,126	4,526,650	$ 7,503,944	7,607,374			16,644,821
Provision for income tax (benefit) expense	$ 534,402		823,889	243,754	1,244,206	616,372			534,402
Net income			1,844,355	1,273,483	(6,487,784)	1,304,583			(10,173,453)
Comprehensive income			1,808,165	1,285,660	(6,472,653)	1,289,482			(10,175,824)
Consolidated Statements of Changes in Stockholder's Equity [Abstract]
Accumulated deficit			(8,868,870)			(8,868,870)			(10,173,453)	(10,173,453)
Total Stockholders' Equity		64,410,000	37,904,198			37,904,198			35,902,119	$ 35,902,119
Consolidated Statements of Cash Flows [Abstract]
Net income			1,844,355	1,273,483	(6,487,784)	1,304,583			(10,173,453)
Depreciation and amortization			$ 3,818,126	$ 4,526,650	7,503,944	7,607,374			16,644,821
Deferred taxes	$ 369,947				1,144,902	(1,030,534)			369,947
Net cash provided by operating activities					$ (11,067,094)	$ 6,930,874			$ 7,416,703
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member]
Consolidated Balance Sheet [Abstract]
Intangible assets, net		6,116,971						6,933,785			6,347,634	6,933,785	$ 8,119,749
Deferred tax asset, net											27,816,112
Total assets											118,773,952
Accumulated deficit											(67,550,973)
Total stockholders' equity		2,853,993						28,973,029			3,258,543	28,973,029	51,993,637
Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Depreciation and amortization		381,746									2,530,334	2,453,454
Provision for income tax (benefit) expense		(2,203,373)									4,083,655	4,191,643	(12,969,232)
Net income		(3,318,421)									9,400,026	5,757,824
Comprehensive income		(3,320,874)									9,509,946	5,701,242
Consolidated Statements of Changes in Stockholder's Equity [Abstract]
Accumulated deficit											(67,550,973)
Total Stockholders' Equity		2,853,993						28,973,029			3,258,543	28,973,029	51,993,637
Consolidated Statements of Cash Flows [Abstract]
Net income		(3,318,421)									9,400,026	5,757,824
Depreciation and amortization		381,746									2,530,334	2,453,454
Deferred taxes		(2,214,351)									3,718,943	3,971,485
Net cash provided by operating activities		$ 8,652,067									22,395,778	4,465,445
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member] | Adjustment Amortization [Member]
Consolidated Balance Sheet [Abstract]
Intangible assets, net											(2,160,868)
Deferred tax asset, net											836,879
Total assets											(1,323,989)
Accumulated deficit								(2,433,977)			(1,323,989)	(2,433,977)	(3,562,952)
Total stockholders' equity								(2,433,977)			(1,323,989)	(2,433,977)	(3,562,952)
Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Depreciation and amortization											(1,811,599)	(1,842,587)
Provision for income tax (benefit) expense											701,611	713,612
Net income											1,109,988	1,128,975
Comprehensive income											1,109,988	1,128,975
Consolidated Statements of Changes in Stockholder's Equity [Abstract]
Accumulated deficit								(2,433,977)			(1,323,989)	(2,433,977)	(3,562,952)
Total Stockholders' Equity								(2,433,977)			(1,323,989)	(2,433,977)	(3,562,952)
Consolidated Statements of Cash Flows [Abstract]
Net income											1,109,988	1,128,975
Depreciation and amortization											(1,811,599)	(1,842,587)
Deferred taxes											701,611	713,612
Net cash provided by operating activities											0	0
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member] | Adjustment Deferred Tax [Member]
Consolidated Balance Sheet [Abstract]
Intangible assets, net											0
Deferred tax asset, net											0
Total assets											0
Accumulated deficit								0			0	0	12,969,232
Total stockholders' equity								0			0	0	12,969,232
Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Depreciation and amortization											0	0
Provision for income tax (benefit) expense											0	12,969,232
Net income											0	(12,969,232)
Comprehensive income											0	(12,969,232)
Consolidated Statements of Changes in Stockholder's Equity [Abstract]
Accumulated deficit								0			0	0	12,969,232
Total Stockholders' Equity								0			0	0	12,969,232
Consolidated Statements of Cash Flows [Abstract]
Net income											0	(12,969,232)
Depreciation and amortization											0	0
Deferred taxes											0	12,969,232
Net cash provided by operating activities											0	0
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member] | As Previously Reported [Member]
Consolidated Balance Sheet [Abstract]
Intangible assets, net											8,508,502
Deferred tax asset, net											26,979,233
Total assets											120,097,941
Accumulated deficit								(74,517,022)			(66,226,984)	(74,517,022)	(92,115,103)
Total stockholders' equity								31,407,006			4,582,532	31,407,006	42,587,357
Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Depreciation and amortization											4,341,933	4,296,041
Provision for income tax (benefit) expense											3,382,044	(9,491,201)
Net income											8,290,038	17,598,081
Comprehensive income											8,399,958	17,541,499
Consolidated Statements of Changes in Stockholder's Equity [Abstract]
Accumulated deficit								(74,517,022)			(66,226,984)	(74,517,022)	(92,115,103)
Total Stockholders' Equity								31,407,006			4,582,532	31,407,006	42,587,357
Consolidated Statements of Cash Flows [Abstract]
Net income											8,290,038	17,598,081
Depreciation and amortization											4,341,933	4,296,041
Deferred taxes											3,017,332	(9,711,359)
Net cash provided by operating activities											22,395,778	4,465,445
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor Company [Member] | As Restated [Member]
Consolidated Balance Sheet [Abstract]
Intangible assets, net											6,347,634
Deferred tax asset, net											27,816,112
Total assets											118,773,952
Accumulated deficit								(76,950,999)			(67,550,973)	(76,950,999)	(82,708,823)
Total stockholders' equity								28,973,029			3,258,543	28,973,029	51,993,637
Consolidated Statements of Operations and Comprehensive (Loss) Income [Abstract]
Depreciation and amortization											2,530,334	2,453,454
Provision for income tax (benefit) expense											4,083,655	4,191,643
Net income											9,400,026	5,757,824
Comprehensive income											9,509,946	5,701,242
Consolidated Statements of Changes in Stockholder's Equity [Abstract]
Accumulated deficit								(76,950,999)			(67,550,973)	(76,950,999)	(82,708,823)
Total Stockholders' Equity								$ 28,973,029			3,258,543	28,973,029	$ 51,993,637
Consolidated Statements of Cash Flows [Abstract]
Net income											9,400,026	5,757,824
Depreciation and amortization											2,530,334	2,453,454
Deferred taxes											3,718,943	3,971,485
Net cash provided by operating activities											$ 22,395,778	$ 4,465,445